PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAID LAND LEASE PAYMENTS [Abstract]
Schedule of Prepaid Land Lease Payments
	As of December 31,
	2013	2014
	RMB	RMB	US$
Prepaid land lease payments	44,656	44,656	7,197
Less: accumulated amortization	(1,340)	(2,233)	(360)
Net carrying value	43,316	42,423	6,837